11. Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 47,750	$ 47,802
Contractual principal maturities of long-term debt [Abstract]
2015	0
2016	51
2017	7,552
2018	10,053
2019	30,054
Thereafter	40
Long-term debt	47,750	47,802
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Long-term debt	250	302
Issuance date for long term date	Aug. 23, 2005
Face amount of long term debt	750
Interest rate on long term debt (in hundredths)	0.00%
Maturity date of long term debt	Aug. 24, 2020
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	250	302
Federal Home Loan Bank Advances, with an annual interest rate of 3.53% [Member]
Debt Instrument [Line Items]
Long-term debt	12,500	12,500
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	12,500
Interest rate on long term debt (in hundredths)	3.53%
Maturity date of long term debt	Aug. 29, 2019
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	12,500	12,500
Federal Home Loan Bank Advances, with an annual interest rate of 3.70% [Member]
Debt Instrument [Line Items]
Long-term debt	12,500	12,500
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	12,500
Interest rate on long term debt (in hundredths)	3.70%
Maturity date of long term debt	Aug. 29, 2019
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	12,500	12,500
Federal Home Loan Bank Advances, with an annual interest rate of 2.73% [Member]
Debt Instrument [Line Items]
Long-term debt	5,000	5,000
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	5,000
Interest rate on long term debt (in hundredths)	2.73%
Maturity date of long term debt	Aug. 29, 2018
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	5,000	5,000
Federal Home Loan Bank Advances, with an annual interest rate of 3.74% [Member]
Debt Instrument [Line Items]
Long-term debt	5,000	5,000
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	5,000
Interest rate on long term debt (in hundredths)	3.74%
Maturity date of long term debt	Aug. 29, 2019
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	5,000	5,000
Federal Home Loan Bank Advances, with an annual interest rate of 2.43% [Member]
Debt Instrument [Line Items]
Long-term debt	7,500	7,500
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	7,500
Interest rate on long term debt (in hundredths)	2.43%
Maturity date of long term debt	Aug. 29, 2017
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	7,500	7,500
Federal Home Loan Bank Advances, with an annual interest rate of 2.86% [Member]
Debt Instrument [Line Items]
Long-term debt	5,000	5,000
Issuance date for long term date	Aug. 29, 2012
Face amount of long term debt	5,000
Interest rate on long term debt (in hundredths)	2.86%
Maturity date of long term debt	Aug. 29, 2018
Contractual principal maturities of long-term debt [Abstract]
Long-term debt	$ 5,000	$ 5,000